RELATED PARTY TRANSACTIONS - Founder Shares (Details)			2 Months Ended	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 16, 2021 shares	Feb. 12, 2021 USD ($) shares	Mar. 31, 2021 USD ($) [1]	Jun. 30, 2021 shares	Jun. 30, 2022 D $ / shares	Dec. 31, 2021 USD ($) D $ / shares
Related Party Transaction [Line Items]
Aggregate purchase price | $			$ 25,000			$ 25,000
Class B ordinary shares
Related Party Transaction [Line Items]
Shares subject to forfeiture				750,000
Founder Shares | Sponsor | Class B ordinary shares
Related Party Transaction [Line Items]
Aggregate purchase price | $		$ 25,000
Number of shares issued	35,000	5,750,000
Shares subject to forfeiture	105,000	750,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination					1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days	150 days

[1]	(1) For the period from February 5, 2021 (inception) through June 30, 2021, 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter are excluded from the basic and diluted weighted average shares outstanding, Class B ordinary shares (see Note 5). The underwriters exercised their over-allotment option in full on August 12, 2021; thus, no ordinary shares remain subject to forfeiture (see Note 6).